Significant Agreements (Details 2) (Collaboration arrangement, Celgene, ACE-536 agreement, USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	17 Months Ended	26 Months Ended
	Aug. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Minimum item	Dec. 31, 2012 Minimum item	Jan. 31, 2013 Clinical milestones	Dec. 31, 2011 Clinical milestones	Aug. 31, 2011 Clinical milestones	Aug. 31, 2011 Clinical milestones Maximum	Aug. 31, 2011 Regulatory milestones Maximum	Aug. 31, 2011 Commercial milestones Maximum	Aug. 31, 2011 Nonrefundable, upfront payments	Dec. 31, 2012 Research and development funding and milestones	Sep. 30, 2013 Research and development funding and milestones
Significant Agreements
Potential milestone payments receivable									$ 32.5	$ 105.0	$ 80.0
Potential royalty rate (as a percent)	20.00%
Payments received						10.0	7.5					25.0	13.3	28.3
Milestone payment receivable on commencement of a Phase 3 study in MDS or B-thalassemia								$ 15.0
Number of licensed targets				1	1
Period of notice for termination of agreement		180 days	180 days
Period of notice for termination of agreement on failure to meet certain criteria of licensed product		45 days	45 days